Capital Stock - Series H Preferred Stock Transactions - Additional Information (Detail) - USD ($)												3 Months Ended	6 Months Ended	12 Months Ended
		Apr. 14, 2015	Oct. 31, 2014	Oct. 14, 2014	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Mar. 09, 2012	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014		Dec. 31, 2013	Aug. 31, 2013
Class of Stock [Line Items]
Warrants outstanding converted into common stock									16,667	33,750				127,508,118		45,650,654
Warrants exercisable price									$ 30.00	$ 30.00							$ 0.25
Warrant term									5 years	5 years
Convertible preferred stock, conversion price											$ 60.00
Number of shares of common stock sold					29,630	40,000	36,667	22,223	33,334	67,500
Common stock, shares authorized												720,000,000	720,000,000	720,000,000		300,000,000
From exercises of warrants, amount													$ 612,000	$ 444,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold														184,000	[1]	37,991,000
Issuance of common stock from conversion of preferred stock, shares										8,000,000		162,000	162,000 [1]	60,000	[1]	8,000,000
Placement Agent [Member]
Class of Stock [Line Items]
Warrants exercisable price												$ 13.815	$ 13.815	$ 0.0921
Warrant term													5 years 6 months	5 years 6 months
Date of placement agency engagement letter													Sep. 23, 2014	Sep. 23, 2014
Placement agent fee													$ 200,000	$ 200,000
From exercises of warrants, amount													62,045	9,306,654
Reimbursement of fees and expenses													$ 50,000	$ 50,000
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price			$ 0.0576	$ 6.72
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price			0.0576	6.72
Securities Purchase Agreement [Member] | Series C warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price			0.0576	6.72
Previously Reported [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock									2,500,000	5,062,500
Warrants exercisable price									$ 0.20	$ 0.20
Number of shares of common stock sold					4,444,445	6,000,000	5,500,000	3,333,333	5,000,000	10,125,000
Previously Reported [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold	[1]													27,598,000
From exercises of warrants, amount														$ 6,000
Issuance of common stock from conversion of preferred stock, shares	[1]													9,000,000
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted												1,104.84		518.40
Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Convertible preferred stock, conversion price			$ 0.0576	$ 6.72
Purchasers [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares authorized												720,000,000	720,000,000	720,000,000
Percentage of common stock resale													100.00%	100.00%
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Aggregate initial gross proceeds				$ 2,500,000
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock				258,519
Warrants exercisable price				$ 13.8150
Warrant term				5 years 6 months
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock				258,519
Warrants exercisable price		$ 11.2500		$ 9.6705
Warrant term				6 months
Warrants, termination date		Jun. 20, 2015
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series C warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock				258,519
Warrants exercisable price				$ 9.6705
Warrant term				12 months
Purchasers [Member] | Previously Reported [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock				38,777,726
Warrants exercisable price				$ 0.0921
Purchasers [Member] | Previously Reported [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock				38,777,726
Warrants exercisable price				$ 0.06447
Purchasers [Member] | Previously Reported [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series C warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock				38,777,726
Warrants exercisable price				$ 0.06447
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of common stock resale													200.00%	200.00%
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Preferred stock, par value per share				0.001
Preferred stock, stated value per share				$ 1,000
Convertible preferred stock, common stock shares issuable upon conversion				258,519
Convertible preferred stock, conversion price				$ 9.6705
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series H One [Member]
Class of Stock [Line Items]
Number of shares of common stock sold				2,000
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series H Two [Member]
Class of Stock [Line Items]
Number of shares of common stock sold				500
Purchasers [Member] | Series H Preferred Stock [Member] | Previously Reported [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Convertible preferred stock, common stock shares issuable upon conversion				38,777,726
Convertible preferred stock, conversion price				$ 0.06447

[1]	See Note 1, "Reverse Stock Split"